INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes
NOTE 15 - INCOME TAXES

The Corporation was re-domiciled to the Bahamas in 2015. The substantial portion of our operations are generated out of our executive offices in the Bahamas which has no corporate income taxes. We do have operations subject to income tax in the United States of America, primarily the sale of product out of our New Jersey facilities.

The effect of the re-domiciliation from Canada to the Bahamas will result in the expiration of several tax attributes relative to our prior operations in Canada including Canadian research tax credit carryforwards and Canadian loss carryforwards. Canadian research tax credit carryforwards and Canadian loss carryforwards expired upon determination of the re-domiciliation by the Canadian federal government amount to $1,686,270 and $55,850,632, respectively.

Nymox recognized no provision (recovery) for federal income taxes for the years ended December 31, 2018, 2017 and 2016.

The following table is a reconciliation of effective tax rate:

In Thousands of US Dollars
Description	2018	2017	2016
Net loss for the year, before income taxes	$(10,594)	$(13,429)	$(13,110)
Net loss attributable to the Bahamas	(10,416)	(13,305)	(12,978)
Net loss attributable the United States	(178)	(124)	(132)
Domestic tax rate applicable to the Corporation	21%	35%	35%
Income taxes at domestic tax statutory rate	(62)	(43)	(46)
Change in valuation allowance	62	43	46
Deferred tax provision (recovery)	$-	$-	$-

As at December 31, 2018 and 2017, deferred tax assets not recognized were as follows:

In Thousands of US Dollars
Description	2018	2017	2016
Tax loss carry forward	$1,558	$4,179	$4,130
Patents capitalized and amortized for tax purposes	4	10	16
Unrecognized deferred tax assets	$1,568	$4,189	$4,146

Deferred tax assets have not been recognized in respect to these items because it is not probable that future taxable profit will be available against which the Corporation can utilize the benefits therefrom. The generation of future taxable profit is dependent on the successful commercialization of the Corporation’s products and technologies.

The amount of net operating loss carryforwards for US Federal income tax purposes by year of origination and expiration is detailed below:

In Thousands of US Dollars
Year Originated	Year of Expiration	Amount	Year Originated	Year of Expiration	Amount
1999	2019	1,078	2009	2029	86
2000	2020	813	2010	2030	541
2001	2021	664	2011	2031	480
2002	2022	522	2012	2032	177
2003	2023	564	2013	2033	121
2004	2024	353	2014	2034	70
2005	2025	264	2015	2035	127
2006	2026	355	2016	2036	147
2007	2027	.373	2017	2037	140
2008	2028	351	2018	2038	194

		Total			$7,420